COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($) $ in Millions	Mar. 31, 2025	Dec. 31, 2024
Loss Contingencies [Line Items]
Capital expenditure	$ 36.7	$ 33.6
Outstanding letters of credit	12.4	2.3
Surety bonds and other bank issued guarantees	166.5	165.4
Cash margin guarantees	4.6	4.2
Accounts Payable [Member] | Related Party [Member]
Loss Contingencies [Line Items]
Due to related parties current and non current	$ 0.7	$ 1.3